Leases - Schedule of Operating and Finance Lease (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating leases
Operating leases	$ 278	$ 193
Finance leases	61	55
Total right-of-use assets	339	248
Lease liabilities [Abstract]
Current	68	59
Operating leases	58	52
Finance leases	10	7
Non-current	243	191
Operating leases	188	141
Finance leases	55	50
Total lease liabilities	$ 311	$ 250
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net	Property, plant and equipment, net
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other payables and accrued liabilities	Other payables and accrued liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Short-term debt	Short-term debt
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities	Other long-term liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt